Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	December 31, 2019	December 31, 2018
Purchased parts and materials	$32,814	$31,735
Work-in-process	2,854	2,297
Finished goods	12,134	11,367
Inventory on consignment	4	612
	$47,806	$46,011

During the year ended December 31, 2019, the Company recorded write-downs to net realizable value of approximately $57 (year ended December 31, 2018 - $162; year ended December 31, 2017 - $1,111).